Note 7 - Income Taxes - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Net operating loss carryforward	$ 18,034	$ 14,345
Intangible asset		69
Deferral of tax deduction of R&D expenses	5,674	4,149
Share based compensation	1,768	404
Research tax credits	3,002	2,360
Lease liability obligation	452	519
Accruals and reserves	5
Total deferred tax assets	28,935	21,846
Right-of-use lease assets	(473)	(529)
Total deferred tax liabilities	(473)	(529)
Total gross deferred tax assets	28,462	21,317
Less: valuation allowance	(28,462)	(21,317)
Net deferred tax assets